Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2021	2022	2023
Deferred revenue - beginning of year	308,384	897,288	1,083,249
Additions	19,339,153	24,344,226	28,513,918
Recognition	(18,750,249)	(24,158,265)	(28,297,224)

Deferred revenue - end of year	897,288	1,083,249	1,299,943
Less: Deferred revenue, current portion	(418,227)	(389,243)	(630,997)

Deferred revenue, non-current portion	479,061	694,006	668,946